Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Balance	$ 512,012	$ 512,012	$ 501,945
Acquisitions		10,067
Disposals
Change in intangible assets, amount			$ 10,067
Change in intangible assets, Percentage	0.00%		22690.00%
Amortization, Balance
Amortization, Acquisitions
Amortization, Disposals
Change in Amortization,amount
Change in Amortization, percentage	0.00%
SAP [Member]
Schedule of Intangible Assets [Line Items]
Balance	$ 54,434	54,434	$ 44,367
Acquisitions		10,067
Disposals
Change in intangible assets, amount			$ 10,067
Change in intangible assets, Percentage	0.00%		22690.00%
Operational [Member]
Schedule of Intangible Assets [Line Items]
Balance	$ 457,578	457,578	$ 457,578
Acquisitions
Disposals
Change in intangible assets, amount			$ 0
Change in intangible assets, Percentage	0.00%		0.00%